Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 18,587	$ 70,197
Short-term investments		39,069
Trade receivables, net	35,162	22,108
Other accounts receivables	8,872	4,524
Inventories	67,423	42,016
Total Current Assets	130,044	177,914
Non-Current Assets
Property, plant and equipment, net	26,307	25,679
Right-of-use assets	3,092	3,440
Intangible assets, Goodwill and other long-term assets	153,663	1,573
Contract asset	5,561	2,059
Total Non-Current Assets	188,623	32,751
Total Assets	318,667	210,665
Liabilities
Current maturities of bank loans	2,631	238
Current maturities of lease liabilities	1,154	1,072
Current maturities of other long term liabilities	17,986
Trade payables	25,104	16,110
Other accounts payables	7,142	7,547
Deferred revenues	40
Total Current Liabilities	54,057	24,967
Non-Current Liabilities
Bank loans	17,407	36
Lease liabilities	3,160	3,593
Contingent consideration	21,995
Other long-term liabilities	43,929
Deferred revenues	15	2,025
Employee benefit liabilities, net	1,280	1,406
Total Non-Current Liabilities	87,786	7,060
Shareholder’s Equity
Ordinary shares	11,725	11,706
Additional paid in capital net	210,204	209,760
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	54	357
Capital reserve from share-based payments	4,643	4,558
Capital reserve from employee benefits	(149)	(320)
Accumulated deficit	(46,163)	(43,933)
Total Shareholder’s Equity	176,824	178,638
Total Liabilities and Shareholder’s Equity	$ 318,667	$ 210,665